Restatement of Financial Statements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Statements
12.	RESTATEMENT OF FINANCIAL STATEMENTS
The financial statements have been restated to retroactively reflect the 1-for-100 reverse stock split that took effect June 17, 2015.